Risks and Financial Instruments - Summary of loss allowance for expected credit losses balances by geographic area (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Loss allowance for expected credit losses	R$ 496,040	R$ 559,633
Brasil [member]
Disclosure of detailed information about financial instruments [line items]
Loss allowance for expected credit losses	495,929	559,532
United States of America and Canada [member]
Disclosure of detailed information about financial instruments [line items]
Loss allowance for expected credit losses	61	3
Other Latin American countries [member]
Disclosure of detailed information about financial instruments [line items]
Loss allowance for expected credit losses	31	15
Europe [member]
Disclosure of detailed information about financial instruments [line items]
Loss allowance for expected credit losses	5	66
Others [member]
Disclosure of detailed information about financial instruments [line items]
Loss allowance for expected credit losses	R$ 14	R$ 17